Equity Method Investments	6 Months Ended
Jun. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
5.	Equity Method Investments

a) On June 27, 2014, the Partnership acquired from BG International Limited (or BG) its ownership interests in four 174,000-cubic meter Tri-Fuel Diesel Electric LNG carrier newbuildings, which will be constructed by Hudong-Zhonghua Shipbuilding (Group) Co., Ltd. in China for a total fully built-up cost to the joint venture of approximately $1.0 billion. The vessels upon delivery, which are scheduled between September 2017 and January 2019, will each operate under 20-year fixed-rate time-charter contracts, plus extension options with Methane Services Limited, a wholly-owned subsidiary of BG. As compensation for BG’s ownership interest in these four LNG carrier newbuildings, the Partnership assumed BG’s obligation to provide the shipbuilding supervision and crew training services for the four LNG carrier newbuildings up to their delivery date pursuant to a ship construction support agreement. The Partnership estimates it will incur approximately $36.7 million of costs to provide these services, of which BG has agreed to pay a fixed amount of $20.3 million. On June 27, 2014, the Partnership estimated that the fair value of the service obligation was $30.2 million and the fair value of the amount due from BG was $16.5 million. The $30.2 million service obligation is included in the current portion of in-process contracts, and the in-process contracts and the receivable from BG is included in other assets in the Partnership’s consolidated balance sheet. Through this transaction, the Partnership has a 30% ownership interest in two LNG carrier newbuildings and a 20% ownership interest in the remaining two LNG carrier newbuildings (collectively the BG Joint Venture). The excess of the Partnership’s investment in the BG Joint Venture over the Partnership’s share of the underlying carrying value of net assets acquired was approximately $13.7 million. This basis difference has notionally been allocated to the ship construction support agreements and the time-charter contracts. The Partnership accounts for its investment in the BG Joint Venture using the equity method.

b) In February 2013, the Partnership entered into a 50/50 joint venture agreement with Belgium-based Exmar NV (or Exmar) to own and charter-in liquefied petroleum gas (or LPG) carriers with a primary focus on the mid-size gas carrier segment. The joint venture entity, called Exmar LPG BVBA, took economic effect as of November 1, 2012 and, as of June 30, 2014, included 21 owned LPG carriers (including 10 newbuilding carriers scheduled for delivery between late-2014 and 2018) and four chartered-in LPG carriers. For its 50% ownership interest in the joint venture, including newbuilding payments made prior to the November 1, 2012 economic effective date of the joint venture, the Partnership invested $133.1 million in exchange for equity and a shareholder loan and assumed approximately $108 million of its pro rata share of existing debt and lease obligations as of the economic effective date. These debt and lease obligations are secured by certain vessels in the Exmar LPG BVBA fleet. The Partnership also paid a $2.7 million acquisition fee to Teekay Corporation that was recorded as part of the investment in Exmar LPG BVBA (see Note 9d). The excess of the book value of net assets acquired over Teekay LNG’s investment in Exmar LPG BVBA, which amounted to approximately $6.0 million, has been accounted for as an adjustment to the value of the vessels, charter agreements and lease obligations of Exmar LPG BVBA and recognition of goodwill, in accordance with the finalized purchase price allocation. Control of Exmar LPG BVBA is shared equally between Exmar and the Partnership. The Partnership accounts for its investment in Exmar LPG BVBA using the equity method.

c) From June to July 2013, the joint venture between the Partnership and Marubeni Corporation (or the Teekay LNG-Marubeni Joint Venture) completed the refinancing of its short-term loan facilities by entering into separate long-term debt facilities totaling approximately $963 million. These debt facilities mature between 2017 and 2030. The Partnership agreed to guarantee its 52% share of the secured loan facilities of the Teekay LNG-Marubeni Joint Venture and, as a result, recorded a guarantee liability of $0.7 million. The carrying value of the guarantee liability as at June 30, 2014, was $0.5 million (December 31, 2013 – $0.6 million) and is included as part of other long-term liabilities in the Partnership’s consolidated balance sheets. In addition, the Teekay LNG-Marubeni Joint Venture entered into an eight-year interest rate swap with a notional amount of $160.0 million, amortizing quarterly over the term of the interest rate swap to $70.4 million at maturity. The interest rate swap exchanges the receipt of LIBOR-based interest for the payment of a fixed rate of interest of 2.20% in the first two years and 2.36% in the last six years. This interest rate swap has been designated as a qualifying cash flow hedging instrument for accounting purposes. The Teekay LNG-Marubeni Joint Venture uses the same accounting policy for qualifying cash flow hedging instruments as the Partnership uses. The Partnership accounts for its investment in the Teekay LNG-Marubeni Joint Venture using the equity method.